26. EMPLOYEE BENEFITS (Details 8)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
BD Plan | Male
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	[1]	20.45	20.45
Average life expectancy in years of employees who are 40 (in years)	[1]	42.69	42.69
BD Plan | Female
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	[1]	23.02	23.02
Average life expectancy in years of employees who are 40 (in years)	[1]	46.29	46.29
Milenio Plan | Male
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	[1]	19.55	19.55
Average life expectancy in years of employees who are 40 (in years)	[1]	41.59	41.59
Milenio Plan | Female
Disclosure of defined benefit plans [line items]
Average life expectancy of employees (in years)	[1]	22.17	22.17
Average life expectancy in years of employees who are 40 (in years)	[1]	45.30	45.30

[1]	The BD Plan is part of the 35% and Average Salary Supplementation Plan and the Milenio Plan is part of the Mixed Supplementary Benefit Plan.